EMPLOYEE BENEFIT PLANS (Net Actuarial Loss (Gain) and Prior Service Cost (Benefit) Activity Recorded in Accumulated Other Comprehensive Loss (Income)) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Jun. 30, 2014
Retirement Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) at beginning of year	$ 239
Amortization during the year	(11)
Loss during the year	19
Net actuarial loss (gain) at end of year	247
Retirement Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) at beginning of year	(29)
Amortization during the year	2
Loss during the year	(2)
Net actuarial loss (gain) at end of year	$ (29)